GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jan. 03, 2015
Goodwill and Other Intangibles Resulting from Business Acquisitions
Changes in net carrying amount of goodwill

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Total

Goodwill as of December 29, 2012	$338.3	$422.6	$3.5	$764.4
Divestiture (1)	–	–	(3.5)	(3.5)
Acquisition adjustments	–	(.2)	–	(.2)
Translation adjustments	(3.9)	(5.7)	–	(9.6)

Goodwill as of December 28, 2013	334.4	416.7	–	751.1
Acquisition adjustments (2)	.4	7.0	–	7.4
Translation adjustments	(28.2)	(8.7)	–	(36.9)

Goodwill as of January 3, 2015	$306.6	$415.0	$–	$721.6

(1)	See Note 2, "Discontinued Operations and Sale of Assets," for more information.
(2)	Acquisition adjustments related to deferred taxes from previous acquisitions. See Note 14, "Taxes Based on Income," for more information.

Finite-Lived Intangible Assets

	2014			2013
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$228.9	$180.2	$48.7	$234.1	$164.6	$69.5
Patents and other acquired technology	49.0	42.7	6.3	48.9	38.3	10.6
Trade names and trademarks	24.0	20.5	3.5	26.2	22.5	3.7
Other intangibles	12.3	11.3	1.0	12.4	11.1	1.3

Total	$314.2	$254.7	$59.5	$321.6	$236.5	$85.1

Future amortization expense for finite lived intangible assets
(In millions)	Estimated Amortization Expense

2015	$20.8
2016	19.0
2017	9.9
2018	2.4
2019	1.8